Income taxes - Deferred tax assets and liabilities (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Tax credit carryforwards	CAD 18,619	CAD 15,225
Deferred financing costs	52	355
Billings in excess of costs on uncompleted contracts	222	289
Capital lease obligations	17,961	16,578
Stock-based compensation	2,985	2,672
Other	2,357	1,273
Deferred tax assets, gross	42,196	36,392
Less: valuation allowance	(1,035)	(1,035)
Deferred tax assets, net of valuation allowance	41,161	35,357
Deferred tax liabilities:
Unbilled revenue	5,231	3,381
Assets held for sale	1,523	67
Accounts receivable – holdbacks	72	143
Property, plant and equipment	61,953	58,180
Deferred tax liabilities, gross	68,779	61,771
Net deferred income tax liability	(27,618)	(26,414)
Classified as:
Deferred tax asset	10,539	13,807
Deferred tax liability	CAD (38,157)	CAD (40,221)